Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	March 31, 2024	March 31, 2023
Building	$5,617,617	$6,072,388
Leasehold improvements	3,503,702	3,134,716
Farmland development cost	1,656,357	1,741,422
Office equipment and furniture	5,729,499	5,811,887
Motor vehicles	421,234	358,542
Total	16,928,409	17,118,955
Less: Accumulated depreciation	(10,355,233)	(10,266,513)
Impairment*	(1,666,587)	(1,752,178)
Property and equipment, net	$4,906,589	$5,100,264
*	The variance of impairment from March 31, 2023 to March 31, 2024 is solely caused by exchange rate variance.